Long-Term Debt - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayment of bank credit facilities and commercial paper, net	$ 0	$ 1,156,000,000			$ 6,151,000,000
Letters of credit and guarantees outstanding	446,000,000	637,000,000
Repayment of medium-term notes	416,000,000	1,498,000,000			0
Repayment of long-term debt	0	0			$ 183,000,000
Bank credit facilities
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	5,450,000,000
Demand credit facility
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	100,000,000
Demand credit facility | North Sea
Disclosure of detailed information about borrowings [line items]
Line of credit facility discontinued | £			£ 5,000,000
Revolving Credit Facility Maturing February 2025
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	500,000,000
Revolving syndicated credit facility maturing June 2025
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	2,425,000,000
Revolving Syndicated Credit Facility Maturing June 2027
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	2,425,000,000
Non-revolving term credit facility maturing February 2023
Disclosure of detailed information about borrowings [line items]
Repayment of bank credit facilities and commercial paper, net		1,150,000,000
Non-Revolving Term Credit Facility Maturing March 2022
Disclosure of detailed information about borrowings [line items]
Repayment of bank credit facilities and commercial paper, net		500,000,000
Revolving Term Credit Facility Maturing February 2024
Disclosure of detailed information about borrowings [line items]
Maximum credit facility		$ 500,000,000
Revolving Term Credit Facility Maturing February 2025
Disclosure of detailed information about borrowings [line items]
Maximum credit facility	$ 500,000,000
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Maximum credit facility						$ 2,500,000,000
Long-term debt | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.80%	4.30%				4.80%
Medium-term borrowings expiring August 2025
Disclosure of detailed information about borrowings [line items]
Base shell prospectus borrowings, authorized	$ 3,000,000,000
1.45% Medium-term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.45%					1.45%
Repayment of medium-term notes	$ 405,000,000
3.31% Medium-term Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		3.31%
Repayment of medium-term notes		$ 1,000,000,000
1.45% Medium-term Notes Due November 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.45%
Repayment of medium-term notes		$ 95,000,000
3.55% debentures due June 3, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.55%	3.55%				3.55%
Repayment of medium-term notes		$ 169,000,000
3.42% debentures due December 1, 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.42%	3.42%				3.42%
Repayment of medium-term notes		$ 159,000,000
2.50% debentures due January 17, 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%	2.50%				2.50%
Repayment of medium-term notes		$ 75,000,000
US dollar denominated debt, unsecured
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.95%
Base shell prospectus borrowings, authorized						$ 3,000,000,000
Repayment of long-term debt				$ 1,000,000,000